Segment and geographic information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue, net	$ 24,527,876	$ 47,545,611	$ 94,754,722
Cost of revenue	11,972,293	34,887,158	56,922,919
Gross profit	12,555,583	12,658,453	37,831,803
Direct Sales [Member]
Segment Reporting Information [Line Items]
Revenue, net	13,833,208	19,405,793	45,232,943
Cost of revenue	2,728,390	13,388,423	24,352,882
Gross profit	11,104,818	6,017,370	20,880,061
Distribution sales [Member]
Segment Reporting Information [Line Items]
Revenue, net	10,694,668	28,139,818	49,521,779
Cost of revenue	9,243,903	21,498,735	32,570,037
Gross profit	$ 1,450,765	$ 6,641,083	$ 16,951,742